Operations - Additional Information (Detail) ¥ in Thousands, $ in Thousands				1 Months Ended		12 Months Ended
	Feb. 28, 2021 CNY (¥) shares	Feb. 28, 2021 USD ($) shares	Feb. 10, 2021 USD ($) shares	Oct. 31, 2019 CNY (¥) shares	Oct. 31, 2019 USD ($) shares	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)	Apr. 30, 2021 USD ($)
Operations and Organization [Line Items]
Net loss						¥ (745,900)	$ (108,142)	¥ (1,026,354)	¥ (1,753,352)
Net cash used in operating activities						(603,100)	$ (87,445)	(1,346,410)	(321,562)
Accumulated deficit						(5,400,000)		(4,671,195)		$ (782,697)
Net current liability						1,308,600
Proceeds from follow-on offering								1,498,627
Line of credit facility, current borrowing capacity						522,345		255,028		75,733
IPO [Member]
Operations and Organization [Line Items]
Proceeds received from ordinary shareholders				¥ 621,900	$ 88,200
IPO [Member] | American depositary shares [Member]
Operations and Organization [Line Items]
Number of shares issued | shares				5,600,000	5,600,000
Private placement [Member]
Operations and Organization [Line Items]
Proceeds from concurrent private placement				¥ 881,700	$ 125,000
Follow-on Public Offering [Member] | American depositary shares [Member]
Operations and Organization [Line Items]
Number of shares issued | shares	7,000,000	7,000,000	7,000,000
Proceeds from follow-on offering	¥ 1,498,600	$ 231,600	$ 231,600
VIE [Member]
Operations and Organization [Line Items]
Service fee						3,530,461		2,793,144	1,825,292
Registered capital						15,000		15,000
Non-distributable statutory reserves						5,650		5,457
Net cash used in operating activities						(582,669)		868,168	(62,502)
VIE [Member] | Cooperation Agreement [Member]
Operations and Organization [Line Items]
Service fee						2,767,800		2,221,200	¥ 1,402,400
NetEase Group [Member]
Operations and Organization [Line Items]
Line of credit facility, current borrowing capacity						¥ 522,345		¥ 255,028		75,000
Maturity of line of credit facility						Mar. 31, 2024	Mar. 31, 2024
NetEase Group [Member] | Revolving Credit Facility [Member]
Operations and Organization [Line Items]
Maximum Borrowing Capacity | $											$ 300,000
Line of credit facility, current borrowing capacity | $										$ 75,000
Maturity of line of credit facility						Mar. 31, 2024	Mar. 31, 2024
William Lei Ding [Member] | Youdao Information [Member] | Loan Agreements [Member]
Operations and Organization [Line Items]
Interest-free loan in the principal amount						¥ 3,600
Variable interest entity principal agreement term period								10 years
Variable interest entity principal agreement term extend period						10 years	10 years
William Lei Ding [Member] | Youdao Information [Member] | Operating Agreements [Member]
Operations and Organization [Line Items]
Variable interest entity principal agreement term period						20 years	20 years
Feng Zhou [Member] | Youdao Information [Member] | Loan Agreements [Member]
Operations and Organization [Line Items]
Interest-free loan in the principal amount						¥ 1,400
Variable interest entity principal agreement term period						10 years	10 years
Variable interest entity principal agreement term extend period						10 years	10 years
Feng Zhou [Member] | Youdao Information [Member] | Operating Agreements [Member]
Operations and Organization [Line Items]
Variable interest entity principal agreement term period						20 years	20 years